Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Sep. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current assets
Cash and cash equivalents	$ 38,864		$ 7,624
Accounts receivable, net of allowance for doubtful accounts of $NIL as of March 31, 2020, December 31, 2019 and 2018	6,975		8,904
Prepaid expenses and other current assets	12,177		1,445
Total current assets	58,016		17,973
Property and equipment, net	1,840		335
Restricted cash	1,275
Financial assets at fair value			1,965
Intangible assets, net	238,440		116,646
Goodwill	493,847	$ 176,595	227,763
Operating leases - right-of-use assets	4,886		3,519
Other non-current assets	1,009		24
Total assets	799,313		368,225
Current liabilities
Accounts payable	61,679		36,373
Accrued expenses	37,363		20,402
Accrued expenses and other current liabilities - due to related parties	85,847		665
Notes payable, net of discount	5,884		4,090
Notes payable - related parties	35		368
Convertible notes, net of $2,027 and $710 discount as of June 30, 2020 and December 31, 2019, respectively			1,358
Shares settled liability for intangible asset	43		1,000
Deferred revenue	15,424
Profit share liability	2,119		1,971
Warrant liabilities	28,085		24
Derivative liability			376
Long term borrowings - current portion	9,696
Current portion of lease liability	903		815
Total current liabilities	247,078		67,442
Deferred income taxes	9,428	28,679	30,879
Operating lease liability	3,997		2,705
Long term borrowings	25,905		43,982
Other long-term liabilities	3,968		41
Total liabilities	290,376		145,049
COMMITMENTS AND CONTINGENCIES (Note 19)
Series D Convertible Preferred stock, value			462
Stockholders' equity:
Common stock par value $0.0001, $0.001: 400,000,000, 22,612,225, 22,612,225 and 18,000,000 shares authorized; 38,684,136 and 28,912,500, 2,162,187, 2,157,367 and 2,076,317 shares issued and outstanding at June 30, 2020, March 31, 2020, December 31, 2019 and 2018, respectively	5		3
Additional paid-in capital	385,030		257,002
Accumulated deficit	(458,632)		(56,123)
Non-controlling interest	16,410		22,602
Accumulated other comprehensive loss			(770)
Total stockholders' equity	508,937	176,191	222,714	$ 232,550
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY AND TEMPORARY EQUITY	799,313		368,225
Series AA Preferred Stock [Member]
Stockholders' equity:
Preferred stock value	$ 566,124
Fubo TV Pre-Merger [Member]
Current assets
Cash and cash equivalents		8,040	14,305	14,578
Accounts receivable, net of allowance for doubtful accounts of $NIL as of March 31, 2020, December 31, 2019 and 2018		5,831	5,805	3,697
Prepaid affiliate distribution agreements				242
Prepaid expenses			655	489
Other current assets			282	7
Prepaid expenses and other current assets		976	937
Total current assets		14,847	21,047	19,013
Property and equipment, net		2,042	2,148	2,628
Restricted cash		1,333	1,334	1,333
Other non-current assets		397	359	175
Total assets		18,619	24,888	23,149
Current liabilities
Accounts payable		51,687	38,531	26,994
Accounts payable, accrued expenses and other current liabilities		50,249	57,781	18,046
Accounts payable - due to related parties		14,811	7,649	4,696
Accrued expenses and other current liabilities - due to related parties		34,109	25,615	12,738
Deferred revenue		8,809	9,507	4,500
Deferred rent		167	166	163
Short-term debt		10,000
Long term borrowings - current portion		5,625	5,000
Total current liabilities		175,457	144,249	67,137
Long term borrowings		18,007	19,871	24,828
Noncurrent deferred rent		1,174	1,215	1,372
Total liabilities		194,638	165,335	93,337
COMMITMENTS AND CONTINGENCIES (Note 19)
Series D Convertible Preferred stock, value		247,241	247,241	145,484
Stockholders' equity:
Common stock par value $0.0001, $0.001: 400,000,000, 22,612,225, 22,612,225 and 18,000,000 shares authorized; 38,684,136 and 28,912,500, 2,162,187, 2,157,367 and 2,076,317 shares issued and outstanding at June 30, 2020, March 31, 2020, December 31, 2019 and 2018, respectively		2	2	2
Additional paid-in capital		12,955	12,569	10,884
Accumulated deficit		(436,217)	(400,259)	(226,558)
Total stockholders' equity		(423,260)	(387,688)	(215,672)
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY AND TEMPORARY EQUITY		$ 18,619	$ 24,888	$ 23,149